FINANCIAL AND OTHER INCOME, NET (Schedule of Financial and Other Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Interest income	$ 3,489	$ 2,960	$ 1,437
Amortization of discount on marketable securities, net	1,747	281	0
Bank fees and other finance expenses	(34)	(31)	(27)
Foreign currency transaction adjustments	(20)	5	340
Gain (loss) from sales and disposals of fixed assets	(0)	(7)	(12)
Financial and other income, net	$ 5,182	$ 3,208	$ 1,738